Feb. 23, 2026
Schwab Target 2070 Index Fund
Investment Objective
The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Distribution (12b-1) fees	None
Other expenses(1)	None
Acquired fund fees and expenses (AFFE)(2)	0.08
Total annual fund operating expenses(2)	0.16
Less expense reduction	(0.08)
Total annual fund operating expenses (including AFFE) after expense reduction(2)(3)	0.08

(1)
“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

(2)
AFFE are an estimate based on the expenses the fund expects to incur for its first full fiscal year and reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds.

(3)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (including AFFE, but excluding taxes and certain non-routine expenses) of the fund to 0.08% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years
$8	$26

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. The fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2070 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation at inception is anticipated to be approximately 97% equity securities, 2.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).
In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Performance
Because the fund is new, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index. For current performance information, once available, please see www.schwabassetmanagement.com/prospectus.